CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.(1)	786	$ 245,924
Boeing Co.(1)	6,204	1,197,310
General Dynamics Corp.	2,456	693,795
Howmet Aerospace, Inc.	4,231	289,527
Huntington Ingalls Industries, Inc.	444	129,413
L3Harris Technologies, Inc.	2,106	448,789
Lockheed Martin Corp.	2,326	1,058,028
Northrop Grumman Corp.	1,526	730,435
RTX Corp.	14,352	1,399,750
Textron, Inc.	2,178	208,935
TransDigm Group, Inc.	601	740,192
		$7,142,098
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,421	$108,195
Expeditors International of Washington, Inc.	1,616	196,457
FedEx Corp.	2,487	720,583
United Parcel Service, Inc., Class B	7,823	1,162,733
		$2,187,968
Automobile Components — 0.1%
Aptiv PLC(1)	3,143	$250,340
BorgWarner, Inc.	2,485	86,329
		$336,669
Automobiles — 1.3%
Ford Motor Co.	42,215	$560,615
General Motors Co.	12,487	566,286
Tesla, Inc.(1)	29,970	5,268,426
		$6,395,327
Banks — 3.2%
Bank of America Corp.	74,472	$2,823,978
Citigroup, Inc.	20,585	1,301,795
Citizens Financial Group, Inc.	5,043	183,011
Comerica, Inc.	1,465	80,560
Fifth Third Bancorp	7,367	274,126
Huntington Bancshares, Inc.	16,091	224,470
JPMorgan Chase & Co.	31,271	6,263,581
KeyCorp	10,130	160,155
M&T Bank Corp.	1,797	261,356
PNC Financial Services Group, Inc.	4,305	695,688
Regions Financial Corp.	10,335	217,448
Truist Financial Corp.	14,427	562,365
U.S. Bancorp	16,842	752,837
Wells Fargo & Co.	38,928	2,256,267
		$16,057,637
Security	Shares	Value
Beverages — 1.3%
Brown-Forman Corp., Class B	1,956	$ 100,969
Coca-Cola Co.	42,088	2,574,944
Constellation Brands, Inc., Class A	1,740	472,862
Keurig Dr Pepper, Inc.	11,188	343,136
Molson Coors Beverage Co., Class B	2,058	138,400
Monster Beverage Corp.(1)	7,990	473,647
PepsiCo, Inc.	14,867	2,601,874
		$ 6,705,832
Biotechnology — 1.9%
AbbVie, Inc.	19,197	$3,495,774
Amgen, Inc.	5,787	1,645,360
Biogen, Inc.(1)	1,610	347,164
Gilead Sciences, Inc.	13,478	987,263
Incyte Corp.(1)	2,012	114,624
Moderna, Inc.(1)	3,701	394,378
Regeneron Pharmaceuticals, Inc.(1)	1,143	1,100,126
Vertex Pharmaceuticals, Inc.(1)	2,787	1,164,994
		$9,249,683
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	99,302	$17,912,095
eBay, Inc.	5,767	304,382
Etsy, Inc.(1)	1,432	98,407
		$18,314,884
Building Products — 0.5%
A.O. Smith Corp.	1,365	$122,113
Allegion PLC	981	132,150
Builders FirstSource, Inc.(1)	1,371	285,922
Carrier Global Corp.	9,037	525,321
Johnson Controls International PLC	7,560	493,819
Masco Corp.	2,495	196,806
Trane Technologies PLC	2,461	738,792
		$2,494,923
Capital Markets — 2.7%
Ameriprise Financial, Inc.	1,084	$475,269
Bank of New York Mellon Corp.	8,214	473,291
BlackRock, Inc.	1,513	1,261,388
Blackstone, Inc.	7,781	1,022,190
Cboe Global Markets, Inc.	1,142	209,820
Charles Schwab Corp.	16,097	1,164,457
CME Group, Inc.	3,894	838,339
FactSet Research Systems, Inc.	422	191,752
Franklin Resources, Inc.	3,133	88,069
Goldman Sachs Group, Inc.	3,527	1,473,193
Intercontinental Exchange, Inc.	6,194	851,241
Invesco Ltd.	5,598	92,871
MarketAxess Holdings, Inc.	454	99,539

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Moody's Corp.	1,702	$ 668,937
Morgan Stanley(2)	13,551	1,275,962
MSCI, Inc.	855	479,185
Nasdaq, Inc.	4,129	260,540
Northern Trust Corp.	2,219	197,313
Raymond James Financial, Inc.	2,035	261,335
S&P Global, Inc.	3,475	1,478,439
State Street Corp.	3,429	265,130
T. Rowe Price Group, Inc.	2,422	295,290
		$13,423,550
Chemicals — 1.5%
Air Products and Chemicals, Inc.	2,405	$582,659
Albemarle Corp.(3)	1,304	171,789
Celanese Corp.	1,113	191,280
CF Industries Holdings, Inc.	2,067	171,995
Corteva, Inc.	7,591	437,773
Dow, Inc.	7,794	451,507
DuPont de Nemours, Inc.	4,779	366,406
Eastman Chemical Co.	1,269	127,179
Ecolab, Inc.	2,745	633,821
FMC Corp.	1,386	88,288
International Flavors & Fragrances, Inc.	2,837	243,954
Linde PLC	5,245	2,435,358
LyondellBasell Industries NV, Class A	2,769	283,213
Mosaic Co.	3,835	124,484
PPG Industries, Inc.	2,620	379,638
Sherwin-Williams Co.	2,547	884,650
		$7,573,994
Commercial Services & Supplies — 0.6%
Cintas Corp.	932	$640,312
Copart, Inc.(1)	9,452	547,460
Republic Services, Inc.	2,273	435,143
Rollins, Inc.	3,270	151,303
Veralto Corp.	2,372	210,301
Waste Management, Inc.	3,965	845,140
		$2,829,659
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	2,726	$790,485
Cisco Systems, Inc.	43,953	2,193,694
F5, Inc.(1)	667	126,457
Juniper Networks, Inc.	3,560	131,934
Motorola Solutions, Inc.	1,795	637,189
		$3,879,759
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,614	$419,317
		$419,317
Security	Shares	Value
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	669	$ 410,726
Vulcan Materials Co.	1,437	392,186
		$ 802,912
Consumer Finance — 0.5%
American Express Co.	6,186	$ 1,408,490
Capital One Financial Corp.	4,115	612,683
Discover Financial Services	2,779	364,299
Synchrony Financial	4,401	189,771
		$2,575,243
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	4,825	$3,534,940
Dollar General Corp.	2,439	380,630
Dollar Tree, Inc.(1)	2,323	309,308
Kroger Co.	7,354	420,134
Sysco Corp.	5,385	437,154
Target Corp.	4,994	884,987
Walgreens Boots Alliance, Inc.	7,968	172,826
Walmart, Inc.	46,537	2,800,131
		$8,940,110
Containers & Packaging — 0.2%
Amcor PLC	16,061	$152,740
Avery Dennison Corp.	898	200,478
Ball Corp.	3,410	229,698
International Paper Co.	3,993	155,807
Packaging Corp. of America	996	189,021
WestRock Co.	2,849	140,883
		$1,068,627
Distributors — 0.1%
Genuine Parts Co.	1,516	$234,874
LKQ Corp.	2,986	159,482
Pool Corp.	430	173,505
		$567,861
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	77,339	$1,361,166
Verizon Communications, Inc.	45,476	1,908,173
		$3,269,339
Electric Utilities — 1.4%
Alliant Energy Corp.	2,836	$142,934
American Electric Power Co., Inc.	5,688	489,737
Constellation Energy Corp.	3,455	638,657
Duke Energy Corp.	8,340	806,561
Edison International	4,259	301,239
Entergy Corp.	2,350	248,348
Evergy, Inc.	2,553	136,279

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	3,779	$ 225,871
Exelon Corp.	11,062	415,599
FirstEnergy Corp.	5,586	215,731
NextEra Energy, Inc.	22,193	1,418,355
NRG Energy, Inc.	2,509	169,834
PG&E Corp.	23,077	386,771
Pinnacle West Capital Corp.	1,343	100,362
PPL Corp.	7,973	219,497
Southern Co.	11,797	846,317
Xcel Energy, Inc.	6,132	329,595
		$7,091,687
Electrical Equipment — 0.6%
AMETEK, Inc.	2,496	$456,518
Eaton Corp. PLC	4,319	1,350,465
Emerson Electric Co.	6,184	701,389
Generac Holdings, Inc.(1)	683	86,154
Hubbell, Inc.	580	240,729
Rockwell Automation, Inc.	1,274	371,155
		$3,206,410
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	6,488	$748,391
CDW Corp.	1,495	382,391
Corning, Inc.	8,533	281,248
Jabil, Inc.	1,422	190,477
Keysight Technologies, Inc.(1)	1,889	295,402
TE Connectivity Ltd.	3,340	485,101
Teledyne Technologies, Inc.(1)	524	224,964
Trimble, Inc.(1)	2,866	184,456
Zebra Technologies Corp., Class A(1)	571	172,122
		$2,964,552
Energy Equipment & Services — 0.3%
Baker Hughes Co.	11,182	$374,597
Halliburton Co.	9,946	392,071
Schlumberger NV	15,440	846,267
		$1,612,935
Entertainment — 1.3%
Electronic Arts, Inc.	2,720	$360,862
Live Nation Entertainment, Inc.(1)	1,577	166,799
Netflix, Inc.(1)	4,703	2,856,273
Take-Two Interactive Software, Inc.(1)	1,758	261,046
Walt Disney Co.	19,841	2,427,745
Warner Bros. Discovery, Inc.(1)	24,003	209,546
		$6,282,271
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	19,739	$8,300,644
Security	Shares	Value
Financial Services (continued)
Corpay, Inc.(1)	802	$ 247,449
Fidelity National Information Services, Inc.	6,584	488,401
Fiserv, Inc.(1)	6,492	1,037,552
Global Payments, Inc.	2,894	386,812
Jack Henry & Associates, Inc.	841	146,107
Mastercard, Inc., Class A	8,969	4,319,201
PayPal Holdings, Inc.(1)	11,593	776,615
Visa, Inc., Class A	17,192	4,797,944
		$20,500,725
Food Products — 0.8%
Archer-Daniels-Midland Co.	5,927	$372,275
Bunge Global SA	1,614	165,467
Campbell Soup Co.	2,193	97,479
Conagra Brands, Inc.	5,170	153,239
General Mills, Inc.	6,143	429,826
Hershey Co.	1,666	324,037
Hormel Foods Corp.	3,341	116,567
JM Smucker Co.	1,148	144,499
Kellanova	2,931	167,917
Kraft Heinz Co.	8,624	318,226
Lamb Weston Holdings, Inc.	1,610	171,513
McCormick & Co., Inc.	2,720	208,923
Mondelez International, Inc., Class A	14,564	1,019,480
Tyson Foods, Inc., Class A	3,296	193,574
		$3,883,022
Gas Utilities — 0.0%(4)
Atmos Energy Corp.	1,650	$196,135
		$196,135
Ground Transportation — 1.1%
CSX Corp.	21,375	$792,371
J.B. Hunt Transport Services, Inc.	905	180,321
Norfolk Southern Corp.	2,443	622,648
Old Dominion Freight Line, Inc.	1,988	435,988
Uber Technologies, Inc.(1)	22,259	1,713,721
Union Pacific Corp.	6,596	1,622,154
		$5,367,203
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	18,778	$2,134,308
Align Technology, Inc.(1)	792	259,713
Baxter International, Inc.	5,638	240,968
Becton Dickinson & Co.	3,125	773,281
Boston Scientific Corp.(1)	15,846	1,085,293
Cooper Cos., Inc.	2,200	223,212
DENTSPLY SIRONA, Inc.	2,627	87,190
DexCom, Inc.(1)	4,170	578,379
Edwards Lifesciences Corp.(1)	6,560	626,874

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	4,599	$ 418,095
Hologic, Inc.(1)	2,539	197,940
IDEXX Laboratories, Inc.(1)	898	484,857
Insulet Corp.(1)	776	133,006
Intuitive Surgical, Inc.(1)	3,811	1,520,932
Medtronic PLC	14,382	1,253,391
ResMed, Inc.	1,635	323,779
STERIS PLC	1,098	246,852
Stryker Corp.	3,658	1,309,089
Teleflex, Inc.	508	114,894
Zimmer Biomet Holdings, Inc.	2,260	298,275
		$12,310,328
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	2,739	$306,494
Cencora, Inc.	1,791	435,195
Centene Corp.(1)	5,936	465,857
Cigna Group	3,164	1,149,133
CVS Health Corp.	13,612	1,085,693
DaVita, Inc.(1)	621	85,729
Elevance Health, Inc.	2,541	1,317,610
HCA Healthcare, Inc.	2,142	714,421
Henry Schein, Inc.(1)	1,451	109,580
Humana, Inc.	1,322	458,364
Laboratory Corp. of America Holdings	943	206,008
McKesson Corp.	1,421	762,864
Molina Healthcare, Inc.(1)	648	266,218
Quest Diagnostics, Inc.	1,249	166,255
UnitedHealth Group, Inc.	10,049	4,971,240
Universal Health Services, Inc., Class B	722	131,736
		$12,632,397
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	7,879	$147,731
Ventas, Inc.	4,471	194,668
Welltower, Inc.	5,987	559,425
		$901,824
Hotel & Resort REITs — 0.0%(4)
Host Hotels & Resorts, Inc.	7,630	$157,788
		$157,788
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	4,711	$777,126
Booking Holdings, Inc.	377	1,367,711
Caesars Entertainment, Inc.(1)	2,342	102,439
Carnival Corp.(1)	11,196	182,943
Chipotle Mexican Grill, Inc.(1)	297	863,311
Darden Restaurants, Inc.	1,337	223,479
Domino's Pizza, Inc.	377	187,324
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.(1)	1,482	$ 204,145
Hilton Worldwide Holdings, Inc.	2,728	581,910
Las Vegas Sands Corp.	4,044	209,075
Marriott International, Inc., Class A	2,668	673,163
McDonald's Corp.	7,846	2,212,180
MGM Resorts International(1)	2,956	139,553
Norwegian Cruise Line Holdings Ltd.(1)	4,602	96,320
Royal Caribbean Cruises Ltd.(1)	2,552	354,753
Starbucks Corp.	12,247	1,119,253
Wynn Resorts Ltd.	1,118	114,293
Yum! Brands, Inc.	3,115	431,895
		$9,840,873
Household Durables — 0.4%
D.R. Horton, Inc.	3,230	$531,496
Garmin Ltd.	1,701	253,228
Lennar Corp., Class A	2,673	459,703
Mohawk Industries, Inc.(1)	590	77,225
NVR, Inc.(1)	36	291,599
PulteGroup, Inc.	2,396	289,005
		$1,902,256
Household Products — 1.2%
Church & Dwight Co., Inc.	2,665	$277,986
Clorox Co.	1,384	211,904
Colgate-Palmolive Co.	8,906	801,985
Kimberly-Clark Corp.	3,644	471,352
Procter & Gamble Co.	25,564	4,147,759
		$5,910,986
Independent Power and Renewable Electricity Producers — 0.0%(4)
AES Corp.	7,441	$133,417
		$133,417
Industrial Conglomerates — 0.8%
3M Co.	5,978	$634,086
General Electric Co.	11,772	2,066,339
Honeywell International, Inc.	7,131	1,463,638
		$4,164,063
Industrial REITs — 0.3%
Prologis, Inc.	9,994	$1,301,419
		$1,301,419
Insurance — 2.1%
Aflac, Inc.	5,694	$488,887
Allstate Corp.	2,908	503,113
American International Group, Inc.	7,594	593,623
Aon PLC, Class A	2,166	722,837
Arch Capital Group Ltd.(1)	4,013	370,962

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Co.	2,345	$ 586,344
Assurant, Inc.	562	105,791
Brown & Brown, Inc.	2,625	229,792
Chubb Ltd.	4,384	1,136,026
Cincinnati Financial Corp.	1,744	216,552
Everest Group Ltd.	482	191,595
Globe Life, Inc.	952	110,784
Hartford Financial Services Group, Inc.	3,342	344,393
Loews Corp.	1,971	154,310
Marsh & McLennan Cos., Inc.	5,322	1,096,226
MetLife, Inc.	6,640	492,090
Principal Financial Group, Inc.	2,373	204,814
Progressive Corp.	6,331	1,309,377
Prudential Financial, Inc.	4,012	471,009
Travelers Cos., Inc.	2,468	567,986
W.R. Berkley Corp.	2,192	193,860
Willis Towers Watson PLC	1,147	315,425
		$10,405,796
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A(1)	63,959	$9,653,332
Alphabet, Inc., Class C(1)	53,581	8,158,243
Match Group, Inc.(1)	3,020	109,565
Meta Platforms, Inc., Class A	23,889	11,600,021
		$29,521,161
IT Services — 1.1%
Accenture PLC, Class A	6,782	$2,350,709
Akamai Technologies, Inc.(1)	1,631	177,388
Cognizant Technology Solutions Corp., Class A	5,387	394,813
EPAM Systems, Inc.(1)	641	177,019
Gartner, Inc.(1)	866	412,796
International Business Machines Corp.	9,897	1,889,931
VeriSign, Inc.(1)	987	187,046
		$5,589,702
Leisure Products — 0.0%(4)
Hasbro, Inc.	1,505	$85,063
		$85,063
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	3,251	$473,053
Bio-Rad Laboratories, Inc., Class A(1)	241	83,355
Bio-Techne Corp.	1,757	123,675
Charles River Laboratories International, Inc.(1)	570	154,441
Danaher Corp.	7,114	1,776,508
Illumina, Inc.(1)	1,765	242,370
IQVIA Holdings, Inc.(1)	1,974	499,205
Mettler-Toledo International, Inc.(1)	241	320,841
Revvity, Inc.	1,371	143,955
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	4,179	$ 2,428,877
Waters Corp.(1)	640	220,307
West Pharmaceutical Services, Inc.	800	316,568
		$ 6,783,155
Machinery — 1.8%
Caterpillar, Inc.	5,507	$ 2,017,930
Cummins, Inc.	1,480	436,082
Deere & Co.	2,817	1,157,055
Dover Corp.	1,554	275,353
Fortive Corp.	3,793	326,274
IDEX Corp.	818	199,608
Illinois Tool Works, Inc.	2,941	789,159
Ingersoll Rand, Inc.	4,498	427,085
Nordson Corp.	625	171,587
Otis Worldwide Corp.	4,386	435,398
PACCAR, Inc.	5,658	700,970
Parker-Hannifin Corp.	1,389	771,992
Pentair PLC	1,906	162,849
Snap-on, Inc.	611	180,990
Stanley Black & Decker, Inc.	1,704	166,873
Westinghouse Air Brake Technologies Corp.	1,938	282,328
Xylem, Inc.	2,608	337,058
		$8,838,591
Media — 0.6%
Charter Communications, Inc., Class A(1)	1,068	$310,393
Comcast Corp., Class A	42,860	1,857,981
Fox Corp., Class A	2,747	85,899
Fox Corp., Class B	1,466	41,957
Interpublic Group of Cos., Inc.	4,256	138,873
News Corp., Class A	4,518	118,281
News Corp., Class B	1,333	36,071
Omnicom Group, Inc.	2,142	207,260
Paramount Global, Class B	5,361	63,099
		$2,859,814
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	15,511	$729,327
Newmont Corp.	12,807	459,003
Nucor Corp.	2,659	526,216
Steel Dynamics, Inc.	1,697	251,546
		$1,966,092
Multi-Utilities — 0.6%
Ameren Corp.	2,922	$216,111
CenterPoint Energy, Inc.	7,014	199,829
CMS Energy Corp.	3,242	195,622
Consolidated Edison, Inc.	3,836	348,347
Dominion Energy, Inc.	9,299	457,418

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
DTE Energy Co.	2,291	$ 256,913
NiSource, Inc.	4,769	131,910
Public Service Enterprise Group, Inc.	5,537	369,761
Sempra	6,807	488,947
WEC Energy Group, Inc.	3,505	287,831
		$ 2,952,689
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,738	$ 224,046
Boston Properties, Inc.	1,604	104,757
		$328,803
Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	3,546	$121,911
Chevron Corp.	18,851	2,973,557
ConocoPhillips	12,743	1,621,929
Coterra Energy, Inc.	8,359	233,049
Devon Energy Corp.	7,120	357,282
Diamondback Energy, Inc.	1,936	383,657
EOG Resources, Inc.	6,308	806,415
EQT Corp.	4,571	169,447
Exxon Mobil Corp.	43,121	5,012,385
Hess Corp.	2,977	454,409
Kinder Morgan, Inc.	21,489	394,108
Marathon Oil Corp.	6,330	179,392
Marathon Petroleum Corp.	3,981	802,172
Occidental Petroleum Corp.	7,119	462,664
ONEOK, Inc.	6,301	505,151
Phillips 66	4,651	759,694
Pioneer Natural Resources Co.	2,527	663,338
Targa Resources Corp.	2,412	270,120
Valero Energy Corp.	3,683	628,651
Williams Cos., Inc.	13,158	512,767
		$17,312,098
Passenger Airlines — 0.2%
American Airlines Group, Inc.(1)	7,077	$108,632
Delta Air Lines, Inc.	7,150	342,270
Southwest Airlines Co.	6,653	194,201
United Airlines Holdings, Inc.(1)	3,645	174,523
		$819,626
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	2,581	$397,861
Kenvue, Inc.	19,152	411,002
		$808,863
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	22,009	$1,193,548
Catalent, Inc.(1)	2,003	113,069
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	8,651	$ 6,730,132
Johnson & Johnson	26,154	4,137,301
Merck & Co., Inc.	27,530	3,632,584
Pfizer, Inc.	61,075	1,694,831
Viatris, Inc.	13,331	159,172
Zoetis, Inc.	4,966	840,297
		$ 18,500,934
Professional Services — 0.6%
Automatic Data Processing, Inc.	4,443	$1,109,595
Broadridge Financial Solutions, Inc.	1,274	260,992
Dayforce, Inc.(1)	1,816	120,237
Equifax, Inc.	1,334	356,872
Jacobs Solutions, Inc.	1,399	215,068
Leidos Holdings, Inc.	1,535	201,223
Paychex, Inc.	3,464	425,379
Paycom Software, Inc.	545	108,461
Robert Half, Inc.	1,126	89,269
Verisk Analytics, Inc.	1,612	379,997
		$3,267,093
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	3,217	$312,821
CoStar Group, Inc.(1)	4,538	438,371
		$751,192
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,534	$284,649
Camden Property Trust	1,155	113,652
Equity Residential	3,840	242,342
Essex Property Trust, Inc.	694	169,898
Invitation Homes, Inc.	6,222	221,566
Mid-America Apartment Communities, Inc.	1,347	177,238
UDR, Inc.	3,363	125,810
		$1,335,155
Retail REITs — 0.3%
Federal Realty Investment Trust	816	$83,330
Kimco Realty Corp.	6,888	135,074
Realty Income Corp.	8,996	486,684
Regency Centers Corp.	1,918	116,154
Simon Property Group, Inc.	3,525	551,627
		$1,372,869
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.(1)	17,554	$3,168,321
Analog Devices, Inc.	5,363	1,060,748
Applied Materials, Inc.	9,000	1,856,070
Broadcom, Inc.	4,785	6,342,087
Enphase Energy, Inc.(1)	1,517	183,527

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	1,197	$ 202,054
Intel Corp.	45,733	2,020,027
KLA Corp.	1,463	1,022,008
Lam Research Corp.	1,418	1,377,686
Microchip Technology, Inc.	5,845	524,355
Micron Technology, Inc.	11,941	1,407,725
Monolithic Power Systems, Inc.	520	352,258
NVIDIA Corp.	26,840	24,251,550
NXP Semiconductors NV	2,788	690,783
ON Semiconductor Corp.(1)	4,622	339,948
Qorvo, Inc.(1)	1,082	124,246
QUALCOMM, Inc.	12,071	2,043,620
Skyworks Solutions, Inc.	1,840	199,309
Teradyne, Inc.	1,699	191,698
Texas Instruments, Inc.	9,835	1,713,355
		$49,071,375
Software — 10.3%
Adobe, Inc.(1)	4,889	$2,466,989
ANSYS, Inc.(1)	940	326,330
Autodesk, Inc.(1)	2,314	602,612
Cadence Design Systems, Inc.(1)	2,943	916,097
Fair Isaac Corp.(1)	275	343,643
Fortinet, Inc.(1)	6,894	470,929
Gen Digital, Inc.	6,265	140,336
Intuit, Inc.	3,028	1,968,200
Microsoft Corp.	80,765	33,979,451
Oracle Corp.	17,246	2,166,270
Palo Alto Networks, Inc.(1)	3,410	968,883
PTC, Inc.(1)	1,317	248,834
Roper Technologies, Inc.	1,155	647,770
Salesforce, Inc.	10,525	3,169,920
ServiceNow, Inc.(1)	2,217	1,690,241
Synopsys, Inc.(1)	1,650	942,975
Tyler Technologies, Inc.(1)	468	198,905
		$51,248,385
Specialized REITs — 1.0%
American Tower Corp.	5,042	$996,249
Crown Castle, Inc.	4,691	496,448
Digital Realty Trust, Inc.	3,276	471,875
Equinix, Inc.	1,015	837,710
Extra Space Storage, Inc.	2,348	345,156
Iron Mountain, Inc.	3,245	260,281
Public Storage	1,712	496,583
SBA Communications Corp.	1,167	252,889
VICI Properties, Inc.	11,496	342,466
Weyerhaeuser Co.	7,893	283,438
		$4,783,095
Security	Shares	Value
Specialty Retail — 2.0%
AutoZone, Inc.(1)	187	$ 589,359
Bath & Body Works, Inc.	2,536	126,851
Best Buy Co., Inc.	2,074	170,130
CarMax, Inc.(1)	1,770	154,185
Home Depot, Inc.	10,815	4,148,634
Lowe's Cos., Inc.	6,221	1,584,675
O'Reilly Automotive, Inc.(1)	639	721,354
Ross Stores, Inc.	3,642	534,500
TJX Cos., Inc.	12,327	1,250,204
Tractor Supply Co.	1,201	314,326
Ulta Beauty, Inc.(1)	525	274,512
		$9,868,730
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	157,777	$27,055,600
Hewlett Packard Enterprise Co.	14,062	249,319
HP, Inc.	9,432	285,035
NetApp, Inc.	2,229	233,978
Seagate Technology Holdings PLC	2,162	201,174
Super Micro Computer, Inc.(1)	546	551,477
Western Digital Corp.(1)	3,507	239,318
		$28,815,901
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	278	$261,670
lululemon Athletica, Inc.(1)	1,242	485,187
NIKE, Inc., Class B	13,166	1,237,341
Ralph Lauren Corp.	442	82,990
Tapestry, Inc.	2,547	120,932
VF Corp.	4,118	63,170
		$2,251,290
Tobacco — 0.5%
Altria Group, Inc.	19,075	$832,052
Philip Morris International, Inc.	16,792	1,538,483
		$2,370,535
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,190	$477,497
United Rentals, Inc.	727	524,247
W.W. Grainger, Inc.	478	486,269
		$1,488,013
Water Utilities — 0.0%(4)
American Water Works Co., Inc.	2,106	$257,374
		$257,374

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	5,654	$ 922,846
		$ 922,846
Total Common Stocks (identified cost $126,144,153)		$479,171,923

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
SPDR S&P 500 ETF Trust	13,500	$ 7,061,445
Total Exchange-Traded Funds (identified cost $6,538,640)		$ 7,061,445

Rights — 0.0%(4)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(4)
Abiomed, Inc., CVR(1)(5)(6)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 2.3%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(7)	10,515,157	$ 10,515,157
Total Affiliated Fund (identified cost $10,515,157)		$ 10,515,157
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/3/24(8)	$1,000	$ 974,221
Total U.S. Treasury Obligations (identified cost $973,946)		$ 974,221
Total Short-Term Investments (identified cost $11,489,103)		$ 11,489,378
Total Investments — 100.1% (identified cost $144,172,451)		$497,723,301
Other Assets, Less Liabilities — (0.1)%		$ (271,235)
Net Assets — 100.0%		$497,452,066

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $169,945 and the total market value of the collateral received by the Fund was $173,246, comprised of U.S. government and/or agencies securities.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of March 31, 2024.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	46	Long	6/21/24	$12,209,550	$300,700
					$300,700
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $11,791,119, which represents 2.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,309,603	$ —	$ (43,566)	$30,472	$(20,547)	$ 1,275,962	$ 11,937	13,551
Short-Term Investments
Liquidity Fund, Institutional Class(1)	11,633,640	12,384,797	(13,503,280)	—	—	10,515,157	95,154	10,515,157
Total				$30,472	$(20,547)	$11,791,119	$107,091

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$479,171,923(2)	$ —	$ —	$479,171,923
Exchange-Traded Funds	7,061,445	—	—	7,061,445
Rights	—	—	555	555

CVT
S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Affiliated Fund	$10,515,157	$ —	$ —	$10,515,157
U.S. Treasury Obligations	—	974,221	—	974,221
Total Investments	$496,748,525	$974,221	$555	$497,723,301
Futures Contracts	$300,700	$ —	$ —	$300,700
Total	$497,049,225	$974,221	$555	$498,024,001

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
Effective May 1, 2024, the name of the Fund was changed from Calvert VP S&P 500® Index Portfolio.